License Agreements - Additional Information (Detail)	1 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 SGD ($)	Jun. 30, 2020 USD ($) Target	Sep. 30, 2019 USD ($) Warrant $ / shares shares	Sep. 30, 2019 SGD ($) Warrant shares	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Array Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment				$ 12,000,000
Additional payment			$ 11,000,000
Development milestone linked payments estimated			30,000,000
Regulatory milestones linked payments estimated			20,000,000
Commercial milestones linked payments estimated			$ 55,000,000
Notice period for termination of agreement							180 days
Bristol-Myers Squibb | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment											$ 10,000,000
Purchase of related research materials, supplies, research documentation and clinical trial results											1,294,034
Revenue recognized											11,294,034
License agreement obligation											$ 0
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							Dec. 31, 2015
Agreement amended date							Mar. 31, 2018
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Regulatory milestones linked payments estimated							$ 95,000,000
First Payment							30,000,000
Sales mile stones linled payments estimated							$ 655,000,000
CSL Limited | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue							10.00%
Hyundai Pharm Co., Ltd. | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date											Oct. 31, 2015
Option payment received											$ 250,000
Payment to third parties as payment for proceeds from out-licensing agreement											125,000
Remaining performance obligation											$ 0
Hyundai Pharm Co., Ltd. | Buy Back of Rights to Commercialize
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to buy back the rights to commercialize		$ 325,000
Exploit Technologies Pte Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Additions					$ 73,400	$ 100,000
Milestone payment receivable upon achievement					$ 8,978,951	$ 12
Collaboration agreement, term (in years)					3 years	3 years
Nanyang Technological University | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							Oct. 31, 2016
Number of targets to select | Target							3
Number of shares received in exchange for surrender of residual rights | shares								599,445	599,445
Value of shares received in exchange for surrender of residual rights								$ 187,244	$ 255,000
Subscription price | $ / shares								$ 0.32
Gain from derecognition recorded as other income										$ 187,244
Number of warrants received in exchange for surrender of residual rights | Warrant								599,445	599,445
BioGenetics Co. Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment		2,000,000
Percentage of sublicense agreement ceiling	10.00%
Upfront payment	$ 1,000,000
Remaining performance obligation	0	0
License Cost	82,259
BioGenetics Co. Ltd | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Sales and development milestone payments	$ 8,000,000
Sales mile stones linled payments estimated		$ 11,000,000